ACCOUNT RECEIVABLE AND OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNT RECEIVABLE AND OTHER RECEIVABLES

NOTE 4- ACCOUNT RECEIVABLE AND OTHER RECEIVABLES

Account receivable and other receivable consisted of the following:

	June 30, 2024 (Unaudited)	December 31, 2023
Accounts receivable	$61,315	$-
Other receivable	88,045	79,221
Total	$149,360	$79,221

NOTE 6: ACCOUNT RECEIVABLE AND OTHER RECEIVABLES

Account receivable and other receivable consisted of the following:

December 31,	2023	2022
Accounts receivable	$-	$23,911
Other receivable	79,221	93,559
Total	$79,221	$117,470